   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D/A

Amendment No. 1

This Form 10-D is being amended to correct the sponsor Barclays Bank PLC Rule 15Ga-1 Form ABS-15G file date from February 14, 2017 to May 12, 2017. No modifications were made to the monthly distribution report.

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  April 18, 2017 to May 17, 2017

   Commission File Number of issuing entity:  333-190246-02

   Central Index Key Number of issuing entity:  0001593269

   JPMBB Commercial Mortgage Securities Trust 2013-C17

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-190246

   Central Index Key Number of depositor:  0001013611

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000835271

   JPMorgan Chase Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000312070

   Barclays Bank PLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001660492

  GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation)

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001567746

   Redwood Commercial Mortgage Corporation

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001587045

   RAIT Funding, LLC

   (Exact name of sponsor as specified in its charter)

   Bianca Russo (212) 648-0946

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3918855

38-3918856

38-7109058

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑SB	___	___	X	___
A‑S	___	___	X	___
B	___	___	X	___
C	___	___	X	___
EC	___	___	X	___
X‑A	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2017, a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2013-C17.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the JPMBB Commercial Mortgage Securities Trust 2013-C17 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 17, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.08%	0	N/A

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2013-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2017 to May 17, 2017.   The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on May 12, 2017. The CIK number for Barclays Bank PLC is 0000312070.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation) filed its most recent Rule 15Ga-1 Form ABS-15G on February 17, 2017. The CIK number for GE Capital US Holdings, Inc. is 0001660492.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on January 30, 2017. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

RAIT Funding, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 26, 2017. The CIK number for RAIT Funding, LLC is 0001587045.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Jordan Creek Town Center Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on December 30, 2013 pursuant to Rule 424(b)(5) (the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement. In accordance with the Item 1112(b)(1) of the Regulation AB, the most recent unaudited net operating income of the significant obligor is $5,790,755.00 for the period January 1, 2017 through March 31, 2017.

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2013-C17, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$0.00
Current Distribution Date:	05/17/2017	$0.00
*REO Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$0.00
Current Distribution Date:	05/17/2017	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2013-C17, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$3,534.95
Current Distribution Date:	05/17/2017	$3,416.56
Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$0.00
Current Distribution Date:	05/17/2017	$0.00
Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$0.00
Current Distribution Date:	05/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1)          Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2013-C17, relating to the May 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/   Bianca Russo

Bianca Russo, Managing Director and Secretary

Date:  June 26, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2013-C17, relating to the May 17, 2017 distribution.

EX-99.1

For Additional Information, please contact
CTSLink Customer Service
	JPMBB Commercial Mortgage Securities Trust 2013-C17	1-866-846-4526
Wells Fargo Bank, N.A.	Commercial Mortgage Pass- Through Certificates	Reports Available www.ctslink.com
Corporate Trust Services	Series 2013-C17	Payment Date:	5/17/17
8480 Stagecoach Circle		Record Date:	4/28/17
Frederick, MD 21701-4747		Determination Date:	5/11/17

		DISTRIBUTION DATE STATEMENT

		Table of Contents

		STATEMENT SECTIONS	PAGE(s)
		Certificate Distribution Detail	2
		Certificate Factor Detail	3
		Exchangeable Certificates Detail	4
		Reconciliation Detail	5
		Other Required Information	6
		Cash Reconciliation	7
		Current Mortgage Loan and Property Stratification Tables	8 - 10
		Mortgage Loan Detail	11 - 13
		NOI Detail	14 - 15
		Principal Prepayment Detail	16
		Historical Detail	17
		Delinquency Loan Detail	18
		Specially Serviced Loan Detail	19 - 20
		Advance Summary	21
		Modified Loan Detail	22
		Historical Liquidated Loan Detail	23
		Historical Bond/Collateral Loss Reconciliation Detail	24
		Interest Shortfall Reconciliation Detail	25 - 26

	Depositor	Master Servicer	Special Servicer	Senior Trust Advisor

J.P. Morgan Chase Commercial Mortgage		Wells Fargo Bank, N.A.	Situs Holdings, LLC	Pentalpha Surveillance LLC
Securities Corp.		1901 Harrison Street	2 Embarcadero Center, Suite 1300	PO Box 4839
383 Madison Avenue		Oakland, CA 94612	San Francisco, CA 94111	Greenwich, CT 06831
New York, NY 10179
		Contact:
Contact:	Brian Baker	REAM_InvestorRelations@WellsFargo.com	Contact: George Wisniewski	Contact:	Don Simon
Phone Number: (212) 834-3813			Phone Number: (415) 374-2832	Phone Number	(203) 660-6100

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

Copyright 2017, Wells Fargo Bank, N.A.	Page 1 of 26

				Certificate Distribution Detail

Class (2)	CUSIP	Pass-Through	Original	Beginning	Principal	Interest	Prepayment	Realized Loss /	Total	Ending	Current
		Rate	Balance	Balance	Distribution	Distribution	Penalties	Additional Trust Fund Expenses	Distribution	Balance	Subordination Level (1)

A-1	46640UAA0	1.247300%	62,159,000.00	12,919,079.81	1,444,520.00	13,428.31	0.00	0.00	1,457,948.31	11,474,559.81	31.47%
A-2	46640UAB8	3.003200%	67,592,000.00	67,592,000.00	0.00	169,160.25	0.00	0.00	169,160.25	67,592,000.00	31.47%
A-3	46640UAC6	3.927700%	210,000,000.00	210,000,000.00	0.00	687,347.50	0.00	0.00	687,347.50	210,000,000.00	31.47%
A-4	46640UAD4	4.198900%	319,103,000.00	319,103,000.00	0.00	1,116,567.99	0.00	0.00	1,116,567.99	319,103,000.00	31.47%
A-SB	46640UAE2	3.705000%	98,635,000.00	98,635,000.00	0.00	304,535.56	0.00	0.00	304,535.56	98,635,000.00	31.47%
A-S	46640UAH5	4.458400%	83,865,000.00	83,865,000.00	0.00	311,586.43	0.00	0.00	311,586.43	83,865,000.00	23.34%
B	46640UAJ1	4.885930%	62,222,000.00	62,222,000.00	0.00	253,343.64	0.00	0.00	253,343.64	62,222,000.00	17.31%
C	46640UAK8	4.885930%	47,343,000.00	47,343,000.00	0.00	192,762.17	0.00	0.00	192,762.17	47,343,000.00	12.72%
D	46640UAN2	4.885930%	48,696,000.00	48,696,000.00	0.00	198,271.06	0.00	0.00	198,271.06	48,696,000.00	8.00%
E	46640UAP7	3.867000%	21,642,000.00	21,642,000.00	0.00	69,741.35	0.00	0.00	69,741.35	21,642,000.00	5.90%
F	46640UAQ5	3.867000%	12,174,000.00	12,174,000.00	0.00	39,230.71	0.00	0.00	39,230.71	12,174,000.00	4.72%
NR	46640UAR3	3.867000%	48,695,815.00	48,695,815.00	0.00	154,593.29	0.00	0.00	154,593.29	48,695,815.00	0.00%
R	46640UAS1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%

Totals			1,082,126,916.00	1,032,886,894.81	1,444,520.00	3,510,568.26	0.00	0.00	4,955,088.26	1,031,442,374.81

Class	CUSIP	Pass-Through	Original Notional	Beginning Notional	Interest	Prepayment	Total	Ending Notional
		Rate	Amount	Amount	Distribution	Penalties	Distribution	Amount

X-A	46640UAF9	0.943126%	841,354,000.00	792,114,079.81	622,552.56	0.00	622,552.56	790,669,559.81
X-C	46640UAM4	1.018930%	82,511,815.00	82,511,815.00	70,061.50	0.00	70,061.50	82,511,815.00

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class EC. For details on the current status and payments of Class EC, see page 4.

Copyright 2017, Wells Fargo Bank, N.A.											Page 2 of 26

			Certificate Factor Detail

		Beginning	Principal	Interest	Prepayment	Realized Loss /	Ending
Class	CUSIP	Balance	Distribution	Distribution	Penalties	Additional Trust	Balance
						Fund Expenses

A-1	46640UAA0	207.83924790	23.23911260	0.21603163	0.00000000	0.00000000	184.60013530
A-2	46640UAB8	1,000.00000000	0.00000000	2.50266674	0.00000000	0.00000000	1,000.00000000
A-3	46640UAC6	1,000.00000000	0.00000000	3.27308333	0.00000000	0.00000000	1,000.00000000
A-4	46640UAD4	1,000.00000000	0.00000000	3.49908334	0.00000000	0.00000000	1,000.00000000
A-SB	46640UAE2	1,000.00000000	0.00000000	3.08749997	0.00000000	0.00000000	1,000.00000000
A-S	46640UAH5	1,000.00000000	0.00000000	3.71533333	0.00000000	0.00000000	1,000.00000000
B	46640UAJ1	1,000.00000000	0.00000000	4.07160876	0.00000000	0.00000000	1,000.00000000
C	46640UAK8	1,000.00000000	0.00000000	4.07160869	0.00000000	0.00000000	1,000.00000000
EC	46640UAL6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	46640UAN2	1,000.00000000	0.00000000	4.07160876	0.00000000	0.00000000	1,000.00000000
E	46640UAP7	1,000.00000000	0.00000000	3.22250023	0.00000000	0.00000000	1,000.00000000
F	46640UAQ5	1,000.00000000	0.00000000	3.22249959	0.00000000	0.00000000	1,000.00000000
NR	46640UAR3	1,000.00000000	0.00000000	3.17467302	0.00000000	0.00000000	1,000.00000000
R	46640UAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Class	CUSIP	Beginning Notional	Interest	Prepayment	Ending Notional
		Amount	Distribution	Penalties	Amount

X-A	46640UAF9	941.47538350	0.73994129	0.00000000	939.75848431
X-C	46640UAM4	1,000.00000000	0.84910870	0.00000000	1,000.00000000

Copyright 2017, Wells Fargo Bank, N.A.							Page 3 of 26

				Exchangeable Class Detail

Class\		Pass-Through	Original	Beginning	Principal	Interest	Prepayment	Realized Loss /	Total	Ending
Component	CUSIP	Rate	Balance	Balance	Distribution	Distribution	Premium	Additional Trust Fund Expenses	Distribution	Balance

A-S Regular Interest Breakdown
A-S (Cert)	46640UAH5	4.458400%	83,865,000.00	83,865,000.00	0.00	311,586.43	0.00	0.00	311,586.43	83,865,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			83,865,000.01	83,865,000.00	0.00	311,586.43	0.00	0.00	311,586.43	83,865,000.00

B Regular Interest Breakdown
B (Cert)	46640UAJ1	4.885930%	62,222,000.00	62,222,000.00	0.00	253,343.64	0.00	0.00	253,343.64	62,222,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			62,222,000.01	62,222,000.00	0.00	253,343.64	0.00	0.00	253,343.64	62,222,000.00

C Regular Interest Breakdown
C (Cert)	46640UAK8	4.885930%	47,343,000.00	47,343,000.00	0.00	192,762.17	0.00	0.00	192,762.17	47,343,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			47,343,000.01	47,343,000.00	0.00	192,762.17	0.00	0.00	192,762.17	47,343,000.00

Class EC Detail

Class\		Pass-Through	Original	Beginning	Principal	Interest	Prepayment	Realized Loss /	Total	Ending
Component	CUSIP	Rate	Balance	Balance	Distribution	Distribution	Premium	Additional Fund Expenses Trust	Distribution	Balance
EC	46640UAL6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Copyright 2017, Wells Fargo Bank, N.A.											Page 4 of 26

				Reconciliation Detail
Principal Reconciliation

Loan Group	Stated Beginning Principal		Unpaid Beginning	Scheduled Principal	Unscheduled	Principal	Realized Loss	Stated Ending	Unpaid Ending	Current Principal
	Balance		Principal Balance		Principal	Adjustments		Principal Balance	Principal Balance	Distribution Amount

Total	1,032,886,894.98		1,032,944,896.91	1,444,519.98	0.00	0.00	0.00	1,031,442,374.98	1,031,521,087.74	1,444,519.98

Certificate Interest Reconciliation

	Accrual	Accrual	Accrued	Net Aggregate	Distributable	Distributable	WAC CAP	Interest	Interest	Remaining Unpaid
Class	Dates	Days	Certificate	Prepayment	Certificate	Certificate Interest	Shortfall	Shortfall/(Excess)	Distribution	Distributable
			Interest	Interest Shortfall	Interest	Adjustment				Certificate Interest

A-1	04/01/2017 - 04/30/2017	30	13,428.31	0.00	13,428.31	0.00	0.00	0.00	13,428.31	0.00
A-2	04/01/2017 - 04/30/2017	30	169,160.25	0.00	169,160.25	0.00	0.00	0.00	169,160.25	0.00
A-3	04/01/2017 - 04/30/2017	30	687,347.50	0.00	687,347.50	0.00	0.00	0.00	687,347.50	0.00
A-4	04/01/2017 - 04/30/2017	30	1,116,567.99	0.00	1,116,567.99	0.00	0.00	0.00	1,116,567.99	0.00
A-SB	04/01/2017 - 04/30/2017	30	304,535.56	0.00	304,535.56	0.00	0.00	0.00	304,535.56	0.00
X-A	04/01/2017 - 04/30/2017	30	622,552.56	0.00	622,552.56	0.00	0.00	0.00	622,552.56	0.00
X-C	04/01/2017 - 04/30/2017	30	70,061.50	0.00	70,061.50	0.00	0.00	0.00	70,061.50	0.00
A-S	04/01/2017 - 04/30/2017	30	311,586.43	0.00	311,586.43	0.00	0.00	0.00	311,586.43	0.00
B	04/01/2017 - 04/30/2017	30	253,343.64	0.00	253,343.64	0.00	0.00	0.00	253,343.64	0.00
C	04/01/2017 - 04/30/2017	30	192,762.17	0.00	192,762.17	0.00	0.00	0.00	192,762.17	0.00
D	04/01/2017 - 04/30/2017	30	198,271.06	0.00	198,271.06	0.00	0.00	0.00	198,271.06	0.00
E	04/01/2017 - 04/30/2017	30	69,741.35	0.00	69,741.35	0.00	0.00	0.00	69,741.35	0.00
F	04/01/2017 - 04/30/2017	30	39,230.71	0.00	39,230.71	0.00	0.00	0.00	39,230.71	0.00
NR	04/01/2017 - 04/30/2017	30	156,922.26	0.00	156,922.26	0.00	0.00	2,328.97	154,593.29	3,884.47

Totals			4,205,511.29	0.00	4,205,511.29	0.00	0.00	2,328.97	4,203,182.32	3,884.47

Copyright 2017, Wells Fargo Bank, N.A.										Page 5 of 26

	Other Required Information

Available Distribution Amount (1)	5,647,702.32	Appraisal Reduction Amount

		Loan	Loan	Appraisal	Cumulative	Date Appraisal
		Number	Group	Reduction	ASER	Reduction
				Amount	Amount	Effected
Specially Serviced Loans not Delinquent (2)
Number of Outstanding Loans	0
Aggregate Unpaid Principal Balance	0.00
		Total

(1) The Available Distribution Amount includes any Prepayment Premiums .
(2) Indicates loans in special servicing with a loan status of ‘0’, Current.

Copyright 2017, Wells Fargo Bank, N.A.						Page 6 of 26

	Cash Reconciliation Detail

Total Funds Collected		Total Funds Distributed
Interest:		Fees:
Scheduled Interest	4,223,171.96	Master Servicing Fee - Wells Fargo Bank, N.A.	11,807.66
Interest reductions due to Nonrecoverability Determinations	0.00	Trustee Fee - Deutsche Bank Trust Company Americas	197.97
Interest Adjustments	0.00	Certificate Administrator Fee - Wells Fargo Bank, N.A.	3,417.13
Deferred Interest	0.00	CREFC Royalty License Fee	430.37
ARD Interest	0.00	Senior Trust Advisor Fee - Pentalpha Surveillance LLC	1,807.55
Net Prepayment Interest Shortfall	0.00	Total Fees	17,660.69
Net Prepayment Interest Excess	0.00	Additional Trust Fund Expenses:
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Reimbursement for Interest on Advances	0.00
		ASER Amount	0.00
Total Interest Collected	4,223,171.96	Special Servicing Fee	2,328.97
Principal:		Rating Agency Expenses	0.00
Scheduled Principal	1,444,519.98	Attorney Fees & Expenses	0.00
Unscheduled Principal	0.00	Bankruptcy Expense	0.00
Principal Prepayments	0.00	Taxes Imposed on Trust Fund	0.00
Collection of Principal after Maturity Date	0.00	Non-Recoverable Advances	0.00
Recoveries from Liquidation and Insurance Proceeds	0.00	Workout Delayed Reimbursement Amounts	0.00
Excess of Prior Principal Amounts paid	0.00
Curtailments	0.00	Other Expenses	0.00
Negative Amortization	0.00	Total Additional Trust Fund Expenses	2,328.97
Principal Adjustments	0.00	Interest Reserve Deposit	0.00
Total Principal Collected	1,444,519.98	Payments to Certificateholders & Others:
Other:		Interest Distribution	4,203,182.32
Prepayment Penalties/Yield Maintenance	0.00	Principal Distribution	1,444,520.00
Class LP Principal Deposit	0.00	Prepayment Penalties/Yield Maintenance	0.00
Borrower Option Extension Fees	0.00	Borrower Option Extension Fees	0.00
Excess Liquidation Proceeds	0.00	Equity Payments Paid	0.00
Net Swap Counterparty Payments Received	0.00	Net Swap Counterparty Payments Paid	0.00
Total Other Collected:	0.00	Total Payments to Certificateholders & Others	5,647,702.32
Total Funds Collected	5,667,691.94	Total Funds Distributed	5,667,691.98

Copyright 2017, Wells Fargo Bank, N.A.			Page 7 of 26

		Current Mortgage Loan and Property Stratification Tables

						Aggregate Pool
		Scheduled Balance							State (3)

Scheduled	# of	Scheduled	% of Agg	WAM	WAC	Weighted	State	# of	Scheduled	% of Agg	WAM	WAC	Weighted
Balance	Loans	Balance	Bal.	(2)		Avg DSCR (1)		Props	Balance	Bal.	(2)		Avg DSCR (1)

$9,999,999 or Less	38	237,405,070.38	23.02	69	5.1089	1.788494	Arizona	1	3,524,785.39	0.34	79	5.4000	1.862100
							California	4	33,257,149.00	3.22	79	5.0444	1.553455
$10,000,000 to $19,999,999	12	155,035,587.95	15.03	74	5.0608	1.655115	Florida	7	69,059,850.25	6.70	78	5.0844	2.272581
$20,000,000 to $24,999,999	3	68,315,404.66	6.62	58	4.8369	1.824156	Georgia	2	76,936,853.76	7.46	79	4.8984	1.622372
$25,000,000 to $49,999,999	6	205,919,786.24	19.96	78	4.9183	1.704072	Idaho	1	7,120,426.07	0.69	79	5.0500	1.226900
$50,000,000 to 99,999,999	3	251,480,864.35	24.38	78	4.8728	1.378527	Illinois	3	42,294,366.36	4.10	63	4.8870	1.560641
							Indiana	1	3,144,926.02	0.30	79	5.4400	1.379100
$100,000,000 or Greater	1	113,285,661.40	10.98	80	4.3660	1.660400	Iowa	1	113,285,661.40	10.98	80	4.3660	1.660400
Totals	63	1,031,442,374.98	100.00	74	4.9064	1.639929	Kentucky	1	2,798,335.74	0.27	18	4.9000	2.061400
							Louisiana	1	8,700,000.00	0.84	77	5.0600	1.652400
							Maryland	2	54,647,440.88	5.30	78	4.9838	1.519367
							Massachusetts	2	50,693,844.45	4.91	79	4.9251	1.715299
							Michigan	6	37,212,756.10	3.61	77	5.2127	1.441454
							Mississippi	1	9,419,649.54	0.91	79	5.2730	1.057700
							Missouri	1	8,125,223.46	0.79	78	4.9500	1.165200
							Nevada	1	6,503,649.04	0.63	18	4.5100	1.382700
							New York	5	127,805,978.91	12.39	78	4.9631	1.080817
							North Carolina	3	43,728,509.76	4.24	79	4.7935	2.006269
							Ohio	7	49,467,814.40	4.80	78	5.0832	1.561363
							Pennsylvania	3	46,386,961.74	4.50	79	4.8973	1.538978
							Tennessee	4	43,151,346.57	4.18	79	5.0573	1.924757
							Texas	9	104,887,004.59	10.17	50	4.9053	1.737011
See footnotes on last page of this section.							Virginia	3	12,621,112.31	1.22	78	5.0734	1.851510
							Washington	1	45,893,581.18	4.45	79	4.9655	2.095700
							Washington, DC	1	30,775,148.05	2.98	78	4.9200	1.717100

							Totals	71	1,031,442,374.98	100.00	74	4.9064	1.639929

Copyright 2017, Wells Fargo Bank, N.A.													Page 8 of 26

		Current Mortgage Loan and Property Stratification Tables
						Aggregate Pool
	Debt Service Coverage Ratio (1)								Property Type (3)

Debt Service	# of	Scheduled	% of	WAM	WAC	Weighted	Property	# of	Scheduled	% of Agg	WAM	WAC	Weighted
Coverage Ratio	Loans	Balance	Agg. Bal.	(2)		Avg DSCR (1)	Type	Props	Balance	Bal.	(2)		Avg DSCR (1)

1.30 or Less	13	219,063,788.06	21.24	78	5.0103	1.079313	Industrial	7	91,855,267.80	8.91	78	4.9127	1.538100
1.31 to 1.40	4	29,367,548.94	2.85	65	4.8895	1.381145	Lodging	6	88,828,248.35	8.61	79	5.1007	1.827395
1.41 to 1.50	3	62,073,628.12	6.02	79	4.9511	1.434490	Mixed Use	4	50,347,063.60	4.88	78	5.0585	1.583988
1.51 to 1.60	5	184,579,894.01	17.90	78	4.9305	1.559057	Mobile Home Park	2	20,681,616.12	2.01	80	5.1200	1.792861
1.61 to 1.75	11	267,774,175.60	25.96	79	4.7124	1.692194	Multi-Family	22	253,910,551.88	24.62	67	4.9664	1.632930
1.76 to 2.00	10	100,012,502.96	9.70	52	5.0079	1.898285	Office	10	211,942,714.81	20.55	73	4.8678	1.586827
2.01 to 2.25	5	87,581,576.36	8.49	77	4.9488	2.108515	Other	1	6,647,569.96	0.64	77	5.3500	2.405500
2.26 or Greater	12	80,989,260.93	7.85	66	5.0130	2.593341	Retail	13	288,203,285.44	27.94	79	4.7510	1.603805

Totals	63	1,031,442,374.98	100.00	74	4.9064	1.639929	Self Storage	6	19,026,057.02	1.84	70	5.1641	2.202737
							Totals	71	1,031,442,374.98	100.00	74	4.9064	1.639929

		Note Rate							Seasoning

Note	# of	Scheduled	% of	WAM		Weighted		# of	Scheduled	% of	WAM		Weighted
Rate	Loans	Balance	Agg.	(2)	WAC	Avg DSCR (1)	Seasoning	Loans	Balance	Agg.	(2)	WAC	Avg DSCR (1)
			Bal.							Bal.

4.40000% or Less	1	113,285,661.40	10.98	80	4.3660	1.660400	12 months or less	0	0.00	0.00	0	0.0000	0.000000
4.40001% to 4.60000%	2	17,471,012.31	1.69	18	4.5433	1.666002	13 to 24 months	0	0.00	0.00	0	0.0000	0.000000
4.60001% to 4.80000%	3	37,427,270.52	3.63	63	4.7355	1.818946	25 to 36 months	0	0.00	0.00	0	0.0000	0.000000
4.80001% to 5.00000%	25	623,134,545.42	60.41	74	4.8973	1.663174	37 to 48 months	63	1,031,442,374.98	100.00	74	4.9064	1.639929
5.00001% to 5.20000%	15	146,221,364.29	14.18	79	5.1205	1.474927	49 months or greater	0	0.00	0.00	0	0.0000	0.000000
5.20001% to 5.40000%	7	38,346,946.44	3.72	78	5.2931	1.804770
5.40001% to 5.60000%	7	43,941,607.29	4.26	78	5.4767	1.430322	Totals	63	1,031,442,374.98	100.00	74	4.9064	1.639929
5.60001% or Greater	3	11,613,967.31	1.13	76	5.6334	1.903101

Totals	63	1,031,442,374.98	100.00	74	4.9064	1.639929

See footnotes on last page of this section.

Copyright 2017, Wells Fargo Bank, N.A.													Page 9 of 26

		Current Mortgage Loan and Property Stratification Tables
							Aggregate Pool

					Anticipated Remaining Term (ARD and Balloon Loans)

		Anticipated Remaining				# of	Scheduled	% of	WAM	WAC	Weighted
			Term (2)			Loans	Balance	Agg.	(2)		Avg DSCR (1)
								Bal.
			60 months or Less			8	69,504,535.19	6.74	18	4.7694	1.972057
			61 months or Greater			55	961,937,839.79	93.26	79	4.9163	1.615931
			Totals			63	1,031,442,374.98	100.00	74	4.9064	1.639929
Remaining Amortization Term (ARD and Balloon Loans)											Age of Most Recent NOI

Remaining Amortization	# of	Scheduled	% of	WAM		Weighted			Age of Most		# of	Scheduled	% of	WAM	WAC	Weighted
Term	Loans	Balance	Agg.	(2)	WAC	Avg DSCR (1)			Recent NOI		Loans	Balance	Agg.	(2)		Avg DSCR (1)
			Bal.										Bal.

Interest Only	1	16,000,000.00	1.55	78	4.8200	2.534400		12 Months or Less			62	1,028,323,967.42	99.70	74	4.9041	1.637664
299 Months or Less	9	68,155,227.55	6.61	69	5.2799	1.374300		13 to 24 Months			1	3,118,407.56	0.30	77	5.6700	2.386800
300 Months or Greater	53	947,287,147.43	91.84	75	4.8810	1.643932		25 Months or Greater			0	0.00	0.00	0	0.0000	0.000000
Totals	63	1,031,442,374.98	100.00	74	4.9064	1.639929			Totals		63	1,031,442,374.98	100.00	74	4.9064	1.639929

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used.  To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut-off Date Balance of the related mortgage loan as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the “State” and “Property” stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The “State” and “Property” stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a “hope note”) of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

Copyright 2017, Wells Fargo Bank, N.A.															Page 10 of 26

							Mortgage Loan Detail

Loan		Property			Interest	Principal	Gross	Anticipated	Maturity	Neg.	Beginning	Ending	Paid	Appraisal	Appraisal	Res.	Mod.
Number	ODCR	Type (1)	City	State	Payment	Payment	Coupon	Repayment	Date	Amort	Scheduled	Scheduled	Thru	Reduction	Reduction	Strat.	Code
								Date		(Y/N)	Balance	Balance	Date	Date	Amount	(2)	(3)

301410001	1	RT	West Des Moines	IA	412,846.49	185,658.98	4.366%	N/A	1/1/24	N	113,471,320.40	113,285,661.40	5/1/17
301410002	2	IN	Various	Various	376,549.43	122,528.06	4.913%	N/A	11/1/23	N	91,977,795.86	91,855,267.80	5/1/17
301171001	3	MF	New York	NY	354,963.62	119,050.60	4.833%	N/A	11/1/23	N	88,128,776.02	88,009,725.42	5/1/17
301410004	4	OF	Atlanta	GA	291,029.59	95,732.03	4.870%	N/A	12/1/23	N	71,711,603.16	71,615,871.13	5/1/17
883100172	5	LO	Bellevue	WA	190,169.67	64,247.78	4.965%	N/A	12/6/23	N	45,957,828.96	45,893,581.18	5/6/17
883100164	6	RT	Oxon Hill	MD	188,807.90	56,866.50	4.955%	N/A	11/6/23	N	45,725,425.42	45,668,558.92	5/6/17
301410007	7	MU	Washington	DC	126,336.23	38,566.11	4.920%	N/A	11/1/23	N	30,813,714.16	30,775,148.05	5/1/17
301410008	8	RT	Springfield	MA	124,100.57	36,716.81	4.987%	N/A	12/1/23	N	29,858,783.65	29,822,066.84	5/1/17
301410009	9	OF	Houston	TX	115,314.09	43,311.84	4.867%	N/A	11/1/23	N	28,428,743.09	28,385,431.25	5/1/17
301410010	10	MF	Orlando	FL	41,440.81	12,268.19	5.000%	N/A	11/1/23	N	9,945,794.29	9,933,526.10	5/1/17
301410011	11	MF	Orlando	FL	38,541.40	11,409.85	5.000%	N/A	11/1/23	N	9,249,936.62	9,238,526.77	5/1/17
301410012	12	MF	Orlando	FL	37,029.57	10,962.28	5.000%	N/A	11/1/23	N	8,887,096.55	8,876,134.27	5/1/17
301410013	13	OF	Charlotte	NC	100,231.25	0.00	4.740%	N/A	12/1/23	N	25,375,000.00	25,375,000.00	5/1/17
883100181	14	RT	North Wales	PA	96,983.63	32,456.04	4.825%	N/A	12/6/23	N	24,120,280.34	24,087,824.30	5/6/17
883100162	15	MF	Houston	TX	94,528.31	32,645.42	4.850%	N/A	10/6/18	N	23,388,448.17	23,355,802.75	5/6/17
883100180	16	OF	Dedham	MA	84,219.73	26,417.42	4.836%	N/A	12/6/23	N	20,898,195.03	20,871,777.61	5/6/17
883100171	17	RT	Wyoming	MI	72,589.64	54,075.44	5.121%	N/A	11/6/23	N	17,009,874.65	16,955,799.21	5/6/17
301410018	18	RT	Concord	NC	64,266.67	0.00	4.820%	N/A	11/1/23	N	16,000,000.00	16,000,000.00	5/1/17
301410019	19	MF	Memphis	TN	60,224.54	18,906.51	4.848%	N/A	11/1/23	N	14,908,602.71	14,889,696.20	5/1/17
301410020	20	MH	Franklin	TN	59,547.40	20,174.88	5.120%	N/A	1/1/24	N	13,956,420.95	13,936,246.07	5/1/17
883100182	22	OF	East Syracuse	NY	55,641.60	19,175.27	5.087%	N/A	12/6/23	N	13,125,597.85	13,106,422.58	5/6/17
883100173	23	MF	Tampa	FL	58,777.85	17,947.28	5.442%	N/A	11/6/23	N	12,960,937.84	12,942,990.56	5/6/17
301410024	24	OF	Houston	TX	52,505.12	18,097.52	5.102%	N/A	11/1/23	N	12,348,335.94	12,330,238.42	5/1/17
883100157	25	LO	Rochester	NY	51,796.33	22,324.77	5.560%	N/A	10/6/23	N	11,179,064.39	11,156,739.62	2/6/17			0
301410026	26	LO	Chattanooga	TN	47,582.50	16,394.97	5.088%	N/A	12/1/23	N	11,223,391.71	11,206,996.74	5/1/17
301410027	27	OF	Deerfield	IL	41,770.28	17,588.26	4.563%	N/A	11/1/18	N	10,984,951.53	10,967,363.27	5/1/17
301410028	28	OF	San Rafael	CA	44,581.46	16,452.11	4.900%	N/A	12/1/23	N	10,917,909.23	10,901,457.12	5/1/17
301410029	29	LO	Colonie	NY	45,559.09	15,457.91	5.130%	N/A	12/5/23	N	10,657,096.07	10,641,638.16	5/5/17
301410030	30	MF	Grove City	OH	40,207.61	15,200.03	4.850%	N/A	11/5/23	N	9,948,275.77	9,933,075.74	5/5/17
301410031	31	OF	San Antonio	TX	37,111.57	20,876.25	4.722%	11/1/18	7/31/20	N	9,431,147.72	9,410,271.47	5/1/17
883100186	32	RT	Jackson	MS	41,450.21	13,359.07	5.273%	N/A	12/6/23	N	9,433,008.61	9,419,649.54	5/6/17
301410033	33	MF	Chicago	IL	41,485.44	12,052.87	5.200%	N/A	12/1/23	N	9,573,563.86	9,561,510.99	5/1/17
883100170	34	MU	Lakewood	OH	40,311.32	18,114.80	5.408%	N/A	11/6/23	N	8,944,818.89	8,926,704.09	5/6/17
301410035	35	OF	Owings Mills	MD	38,440.48	13,042.62	5.130%	N/A	12/5/23	N	8,991,924.58	8,978,881.96	5/5/17

See footnotes on last page of this section.

Copyright 2017, Wells Fargo Bank, N.A.															Page 11 of 26

							Mortgage Loan Detail

Loan		Property			Interest	Principal	Gross	Anticipated	Maturity	Neg.	Beginning	Ending	Paid	Appraisal	Appraisal	Res.	Mod.
Number	ODCR	Type (1)	City	State	Payment	Payment	Coupon	Repayment	Date	Amort	Scheduled	Scheduled	Thru	Reduction	Reduction	Strat.	Code
								Date		(Y/N)	Balance	Balance	Date	Date	Amount	(2)	(3)

883100155	36	MF	Mt. Pleasant	MI	23,745.95	10,113.50	5.620%	N/A	9/6/23	N	5,070,310.27	5,060,196.77	5/6/17
883100154	37	MF	Mt. Pleasant	MI	16,121.11	6,866.04	5.620%	N/A	9/6/23	N	3,442,229.02	3,435,362.98	5/6/17
301410038	38	RT	Mountain View	CA	36,493.68	11,600.49	4.960%	N/A	12/5/23	N	8,829,117.25	8,817,516.76	5/5/17
301410039	39	MF	Lafayette	LA	36,685.00	0.00	5.060%	N/A	10/1/23	N	8,700,000.00	8,700,000.00	5/1/17
883100169	40	MF	Saint Louis	MO	33,567.00	12,230.47	4.950%	N/A	11/6/23	N	8,137,453.93	8,125,223.46	5/6/17
883100184	41	SS	Various	Various	35,352.75	10,309.32	5.190%	N/A	12/6/23	N	8,174,046.30	8,163,736.98	4/6/17
301410042	42	RT	Cincinnati	OH	33,697.08	11,228.76	5.180%	N/A	12/5/23	N	7,806,272.63	7,795,043.87	5/5/17
883100167	43	MF	Humble	TX	31,259.34	10,535.39	4.900%	N/A	11/6/18	N	7,655,349.09	7,644,813.70	5/6/17
883100187	44	RT	La Mirada	CA	29,297.44	21,885.68	5.086%	N/A	12/6/23	N	6,912,490.84	6,890,605.16	5/6/17
301410045	45	MU	Boise	ID	30,009.24	10,481.88	5.050%	N/A	12/5/23	N	7,130,907.95	7,120,426.07	5/5/17
301410046	46	LO	Richmond	VA	28,273.66	10,263.17	4.974%	N/A	10/1/23	N	6,821,148.26	6,810,885.09	5/1/17
301410047	47	MH	Fairless Hills	PA	28,822.12	9,814.62	5.120%	N/A	12/1/23	N	6,755,184.67	6,745,370.05	5/1/17
301410048	48	98	Los Angeles	CA	29,679.04	9,409.92	5.350%	N/A	10/1/23	N	6,656,979.88	6,647,569.96	5/1/17
301410049	49	MF	Las Vegas	NV	24,482.42	10,519.88	4.510%	N/A	11/1/18	N	6,514,168.92	6,503,649.04	5/1/17
301410050	50	MF	Carrollton	GA	23,445.68	7,581.86	5.280%	N/A	11/1/23	N	5,328,564.49	5,320,982.63	5/1/17
301410051	51	RT	New York	NY	21,389.98	7,016.62	5.240%	N/A	11/1/23	N	4,898,469.75	4,891,453.13	5/1/17
883100166	52	MF	Houston	TX	19,946.44	6,722.58	4.900%	N/A	11/6/18	N	4,884,841.76	4,878,119.18	5/6/17
301410053	53	MF	Austin	TX	20,085.07	6,480.20	5.270%	N/A	12/5/23	N	4,573,449.72	4,566,969.52	5/5/17
883100183	54	SS	St. Petersburg	FL	17,742.04	5,869.73	5.200%	N/A	12/6/23	N	4,094,317.76	4,088,448.03	5/6/17
301410055	55	SS	Port Saint Lucie	FL	17,450.17	5,491.99	5.260%	N/A	11/1/23	N	3,981,028.26	3,975,536.27	5/1/17
883100168	56	MF	Pasadena	TX	16,135.77	5,438.27	4.900%	N/A	11/6/18	N	3,951,618.31	3,946,180.04	5/6/17
301410057	57	MU	Tucson	AZ	15,883.55	4,893.09	5.400%	N/A	12/1/23	N	3,529,678.48	3,524,785.39	5/1/17
883100149	58	MF	Mt. Pleasant	MI	14,868.50	6,446.48	5.563%	N/A	9/6/23	N	3,207,587.17	3,201,140.69	5/6/17
883100163	59	LO	Knoxville	TN	14,763.53	6,149.89	5.670%	N/A	10/6/23	N	3,124,557.45	3,118,407.56	5/6/17
301410060	60	MF	Marion	IN	14,276.66	4,336.34	5.440%	N/A	12/1/23	N	3,149,262.36	3,144,926.02	5/1/17
883100165	61	SS	Prospect	KY	11,443.88	4,247.06	4.900%	N/A	11/6/18	N	2,802,582.80	2,798,335.74	5/6/17
301410062	62	MF	Wayne	MI	10,452.49	4,201.89	4.740%	N/A	7/1/23	N	2,646,200.94	2,641,999.05	5/1/17
301410063	63	RT	Canton	OH	11,740.74	3,555.70	5.480%	N/A	10/1/23	N	2,570,965.51	2,567,409.81	5/1/17
301410064	64	RT	Westlake	OH	9,120.23	2,750.69	5.460%	N/A	12/1/23	N	2,004,447.19	2,001,696.50	5/1/17

See footnotes on last page of this section.

Copyright 2017, Wells Fargo Bank, N.A.															Page 12 of 26

										Mortgage Loan Detail

Loan		Property					Interest	Principal		Gross	Anticipated	Maturity Neg.			Beginning		Ending	Paid	Appraisal	Appraisal	Res.	Mod.
Number ODCR Type (1)					City	State	Payment	Payment		Coupon	Repayment	Date		Amort	Scheduled		Scheduled	Thru	Reduction	Reduction	Strat.	Code
											Date			(Y/N)	Balance		Balance	Date	Date	Amount	(2)	(3)

Totals							4,223,171.96	1,444,519.98							1,032,886,894.98	1,031,442,374.98				0.00

		(1) Property Type Code								(2) Resolution Strategy Code								(3) Modification Code
MF	-	Multi-Family	SS	-	Self Storage		1	- Modification	7	- REO		11	-	Full Payoff		1 -	Maturity Date Extension		6	- Capitalization on Interest
RT	-	Retail	98	-	Other		2	- Foreclosure	8	- Resolved		12	-	Reps and Warranties		2 -	Amortization Change		7	- Capitalization on Taxes
HC	-	Health Care	SE	-	Securities		3	- Bankruptcy	9	- Pending Return		13	-	TBD		3 -	Principal Write-Off		8	- Other
IN	-	Industrial	CH	-	Cooperative Housing		4	- Extension		to Master Servicer		98	-	Other		4 -	Blank		9	- Combination
MH	-	Mobile Home Park	WH -		Warehouse		5	- Note Sale	10 - Deed in Lieu Of							5 - Temporary Rate Reduction			10	- Forbearance
OF	-	Office	ZZ	-	Missing Information		6	- DPO		Foreclosure
MU	-	Mixed Use	SF	-	Single Family
LO	-	Lodging

Copyright 2017, Wells Fargo Bank, N.A.																				Page 13 of 26

				NOI Detail

Loan					Ending	Most	Most	Most Recent	Most Recent
Number	ODCR	Property Type	City	State	Scheduled Balance	Fiscal Recent NOI	Recent NOI	NOI Start Date	NOI End Date

301410001	1	Retail	West Des Moines	IA	113,285,661.40	22,763,273.00	0.00
301410002	2	Industrial	Various	Various	91,855,267.80	10,178,277.00	0.00
301171001	3	Multi-Family	New York	NY	88,009,725.42	14,868,035.00	3,700,222.00	1/1/17	3/31/17
301410004	4	Office	Atlanta	GA	71,615,871.13	8,949,612.00	0.00
883100172	5	Lodging	Bellevue	WA	45,893,581.18	6,856,476.00	0.00
883100164	6	Retail	Oxon Hill	MD	45,668,558.92	0.00	1,373,219.00	1/1/17	3/31/17
301410007	7	Mixed Use	Washington	DC	30,775,148.05	2,864,841.00	0.00
301410008	8	Retail	Springfield	MA	29,822,066.84	2,431,228.00	0.00
301410009	9	Office	Houston	TX	28,385,431.25	2,032,383.00	1,351,686.00	1/1/16	6/30/16
301410010	10	Multi-Family	Orlando	FL	9,933,526.10	1,481,198.00	1,197,598.00	1/1/16	9/30/16
301410011	11	Multi-Family	Orlando	FL	9,238,526.77	1,260,681.00	1,020,842.00	1/1/16	9/30/16
301410012	12	Multi-Family	Orlando	FL	8,876,134.27	1,183,576.00	1,030,369.00	1/1/16	9/30/16
301410013	13	Office	Charlotte	NC	25,375,000.00	2,658,805.00	0.00
883100181	14	Retail	North Wales	PA	24,087,824.30	2,374,828.00	0.00
883100162	15	Multi-Family	Houston	TX	23,355,802.75	3,546,322.00	787,581.00	1/1/17	3/31/17
883100180	16	Office	Dedham	MA	20,871,777.61	2,447,236.00	0.00
883100171	17	Retail	Wyoming	MI	16,955,799.21	2,328,551.00	477,733.00	1/1/17	3/31/17
301410018	18	Retail	Concord	NC	16,000,000.00	2,141,294.00	0.00
301410019	19	Multi-Family	Memphis	TN	14,889,696.20	1,785,906.00	473,140.00	1/1/17	3/31/17
301410020	20	Mobile Home Park	Franklin	TN	13,936,246.07	1,692,002.00	0.00
883100182	22	Office	East Syracuse	NY	13,106,422.58	1,645,582.00	0.00
883100173	23	Multi-Family	Tampa	FL	12,942,990.56	1,860,612.00	0.00
301410024	24	Office	Houston	TX	12,330,238.42	1,764,089.00	0.00
883100157	25	Lodging	Rochester	NY	11,156,739.62	1,390,852.00	1,206,025.00	10/1/15	9/25/16
301410026	26	Lodging	Chattanooga	TN	11,206,996.74	2,037,942.00	435,549.00	1/1/17	3/31/17
301410027	27	Office	Deerfield	IL	10,967,363.27	1,458,498.00	0.00
301410028	28	Office	San Rafael	CA	10,901,457.12	1,067,973.00	270,841.00	1/1/17	3/31/17
301410029	29	Lodging	Colonie	NY	10,641,638.16	930,326.00	0.00
301410030	30	Multi-Family	Grove City	OH	9,933,075.74	1,138,822.45	0.00
301410031	31	Office	San Antonio	TX	9,410,271.47	1,477,139.00	385,654.00	1/1/17	3/31/17
883100186	32	Retail	Jackson	MS	9,419,649.54	815,848.00	0.00
301410033	33	Multi-Family	Chicago	IL	9,561,510.99	1,016,753.93	218,365.17	1/1/17	3/31/17
883100170	34	Mixed Use	Lakewood	OH	8,926,704.09	1,182,357.00	830,154.00	1/1/16	9/30/16
301410035	35	Office	Owings Mills	MD	8,978,881.96	304,378.00	0.00

Copyright 2017, Wells Fargo Bank, N.A.										Page 14 of 26

				NOI Detail

Loan					Ending	Most	Most	Most Recent	Most Recent
Number	ODCR	Property Type	City	State	Scheduled Balance	Fiscal Recent NOI	Recent NOI	NOI Start Date	NOI End Date

883100155	36	Multi-Family	Mt. Pleasant	MI	5,060,196.77	852,150.00	0.00
883100154	37	Multi-Family	Mt. Pleasant	MI	3,435,362.98	491,376.00	0.00
301410038	38	Retail	Mountain View	CA	8,817,516.76	794,632.00	0.00
301410039	39	Multi-Family	Lafayette	LA	8,700,000.00	959,663.00	384,278.00	1/1/16	6/30/16
883100169	40	Multi-Family	Saint Louis	MO	8,125,223.46	744,888.00	499,820.00	1/1/16	9/30/16
883100184	41	Self Storage	Various	Various	8,163,736.98	845,460.00	620,431.00	1/1/16	9/30/16
301410042	42	Retail	Cincinnati	OH	7,795,043.87	995,405.00	258,178.00	1/1/17	3/31/17
883100167	43	Multi-Family	Humble	TX	7,644,813.70	1,093,142.00	928,509.00	1/1/16	9/30/16
883100187	44	Retail	La Mirada	CA	6,890,605.16	791,883.00	198,622.00	1/1/17	3/31/17
301410045	45	Mixed Use	Boise	ID	7,120,426.07	482,810.00	166,622.00	1/1/17	3/31/17
301410046	46	Lodging	Richmond	VA	6,810,885.09	1,234,964.00	273,337.00	1/1/17	3/31/17
301410047	47	Mobile Home Park	Fairless Hills	PA	6,745,370.05	823,634.00	222,867.00	1/1/17	3/31/17
301410048	48	Other	Los Angeles	CA	6,647,569.96	1,159,372.00	0.00
301410049	49	Multi-Family	Las Vegas	NV	6,503,649.04	617,733.31	0.00
301410050	50	Multi-Family	Carrollton	GA	5,320,982.63	654,182.00	192,389.00	1/1/17	3/31/17
301410051	51	Retail	New York	NY	4,891,453.13	448,914.00	0.00
883100166	52	Multi-Family	Houston	TX	4,878,119.18	613,537.00	589,132.00	1/1/16	9/30/16
301410053	53	Multi-Family	Austin	TX	4,566,969.52	504,168.00	0.00
883100183	54	Self Storage	St. Petersburg	FL	4,088,448.03	825,439.00	199,258.00	1/1/17	3/31/17
301410055	55	Self Storage	Port Saint Lucie	FL	3,975,536.27	713,192.00	222,503.00	1/1/17	3/31/17
883100168	56	Multi-Family	Pasadena	TX	3,946,180.04	560,498.00	509,703.00	1/1/16	9/30/16
301410057	57	Mixed Use	Tucson	AZ	3,524,785.39	462,262.00	127,450.00	1/1/17	3/31/17
883100149	58	Multi-Family	Mt. Pleasant	MI	3,201,140.69	478,365.00	0.00
883100163	59	Lodging	Knoxville	TN	3,118,407.56	877,764.00	167,326.00	1/1/16	3/31/16
301410060	60	Multi-Family	Marion	IN	3,144,926.02	342,439.00	0.00
883100165	61	Self Storage	Prospect	KY	2,798,335.74	387,339.00	396,491.00	4/1/16	3/31/17
301410062	62	Multi-Family	Wayne	MI	2,641,999.05	428,949.53	0.00
301410063	63	Retail	Canton	OH	2,567,409.81	372,587.00	82,128.00	1/1/17	3/31/17
301410064	64	Retail	Westlake	OH	2,001,696.50	268,919.00	68,389.00	1/1/17	3/31/17

Total					1,031,442,374.98

Copyright 2017, Wells Fargo Bank, N.A.										Page 15 of 26

Principal Prepayment Detail
Loan Number	Loan Group	Offering Document	Principal Prepayment Amount		Prepayment Penalties
		Cross-Reference	Payoff Amount	Curtailment Amount	Prepayment Premium Yield Maintenance Premium
No Principal Prepayments this Period

Totals

Copyright 2017, Wells Fargo Bank, N.A.						Page 16 of 26

								Historical Detail
				Delinquencies										Prepayments			Rate and Maturities
Distribution		30-59 Days		60-89 Days	90 Days or More			Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.		WAM
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		# Amount	#	Amount	Coupon	Remit
5/17/17	0		1		0		0		0		0		0		0		4.906438%		74
		$0.00		$11,156,739.62		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.883216%
4/17/17	1		0		0		0		0		0		0		0		4.906449%		75
		$11,179,064.39		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.883225%
3/17/17	0		0		0		0		0		0		0		0		4.906456%		76
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.885939%
2/17/17	0		0		0		0		0		0		0		0		4.906471%		77
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.885954%
1/18/17	0		0		0		0		0		0		0		0		4.906478%		78
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.885961%
12/16/16	0		0		0		0		0		0		0		1		4.906485%		79
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$13,659,470.52	4.885969%
11/18/16	0		0		0		0		0		0		0		0		4.907967%		80
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.887046%
10/17/16	0		0		0		0		0		0		0		0		4.907969%		81
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.887049%
9/16/16	0		0		0		0		0		0		0		0		4.907973%		82
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.887054%
8/17/16	0		0		0		0		0		0		0		0		4.907974%		83
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.887058%
7/15/16	0		0		0		0		0		0		0		0		4.907976%		84
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.887061%
6/17/16	0		0		0		0		0		0		0		0		4.907979%		85
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	4.887066%
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

Copyright 2017, Wells Fargo Bank, N.A.																	Page 17 of 26

					Delinquency Loan Detail

	Offering	# of		Current	Outstanding		Status of	Resolution				Actual		Outstanding
Loan Number	Document	Months	Paid Through	P & I	P & I		Mortgage	Strategy	Servicing	Foreclosure		Principal		Servicing		Bankruptcy	REO
	Cross-Reference	Delinq.	Date	Advances	Advances **		Loan (1)	Code (2)	Transfer Date		Date	Balance		Advances		Date	Date

883100157	25	2	2/6/17	74,011.17	222,224.85		2	0	3/23/17			11,225,143.04		103,443.98
883100184	41	0	4/6/17	45,628.01	45,628.01		B					8,174,046.30		0.00

Totals	2			119,639.18	267,852.86							19,399,189.34		103,443.98
Totals By Delinquency Code:
Total for Status Code	=	2 (1 loan)		74,011.17	222,224.85							11,225,143.04		103,443.98
Total for Status Code	=	B (1 loan)		45,628.01	45,628.01							8,174,046.30		0.00

			(1) Status of Mortgage Loan										(2) Resolution Strategy Code
A	- Payment Not Received	0	- Current		4	-	Performing Matured Balloon			1 -	Modification	7	-	REO	11	- Full Payoff
But Still in Grace Period		1	- 30-59 Days Delinquent		5	-	Non Performing Matured Balloon			2 -	Foreclosure	8	-	Resolved	12	- Reps and Warranties
Or Not Yet Due		2	- 60-89 Days Delinquent		6	-	121+ Days Delinquent			3 -	Bankruptcy	9	-	Pending Return	13	- TBD
B	- Late Payment But Less	3	- 90-120 Days Delinquent							4 -	Extension			to Master Servicer	98	- Other
Than 30 Days Delinquent										5 -	Note Sale	10 -		Deed In Lieu Of
** Outstanding P & I Advances include the current period advance.										6 -	DPO			Foreclosure

Copyright 2017, Wells Fargo Bank, N.A.																Page 18 of 26

							Specially Serviced Loan Detail - Part 1

Loan	Offering		Servicing	Resolution			Scheduled	Property			Interest	Actual		Net		DSCR			Note	Maturity	Remaining
Number	Document		Transfer	Strategy			Balance	Type (2)		State	Rate	Balance	Operating			Date	DSCR		Date	Date	Amortization
	Cross-Reference		Date	Code (1)									Income								Term

883100157	25		3/23/17	0			11,156,739.62	LO		NY	5.560%	11,225,143.04	745,329.00			9/25/16	0.84		11/6/13	10/6/23	256

					(1) Resolution Strategy Code										(2) Property Type Code
	1	-	Modification		7	-	REO		11	- Full Payoff			MF	-	Multi-Family		SS	-	Self Storage
	2	-	Foreclosure		8	-	Resolved		12	- Reps and Warranties			RT	-	Retail		98	-	Other
	3	-	Bankruptcy		9	-	Pending Return		13	- TBD			HC	-	Health Care		SE	-	Securities
	4	-	Extension				to Master Servicer		98	- Other			IN	-	Industrial		CH -		Cooperative Housing
	5	-	Note Sale		10 -		Deed in Lieu Of						MH	-	Mobile Home Park		WH -		Warehouse
	6	-	DPO				Foreclosure						OF	-	Office		ZZ	-	Missing Information
													MU	-	Mixed Use		SF	-	Single Family
													LO	-	Lodging

Copyright 2017, Wells Fargo Bank, N.A.																				Page 19 of 26

					Specially Serviced Loan Detail - Part 2

Loan	Offering	Resolution	Site			Appraisal	Appraisal		Other REO
Number	Document	Strategy	Inspection	Phase 1 Date		Date	Value		Property Revenue		Comments from Special Servicer
	Cross-Reference	Code (1)	Date

883100157	25	0				8/16/13	21,600,000.00			Special Servicer comments are not available for this cycle.

							(1) Resolution Strategy Code

				1	-	Modification	7	-	REO	11 -	Full Payoff
				2	-	Foreclosure	8	-	Resolved	12 -	Reps and Warranties
				3	-	Bankruptcy	9	-	Pending Return	13 -	TBD
				4	-	Extension			to Master Servicer	98 -	Other
				5	-	Note Sale	10	-	Deed in Lieu Of
				6	-	DPO			Foreclosure

Copyright 2017, Wells Fargo Bank, N.A.												Page 20 of 26

Advance Summary

	Loan Group	Current P&I	Outstanding P&I	Outstanding Servicing	Current Period Interest on P&I and
		Advances	Advances	Advances	Servicing Advances Paid
	Totals	119,639.18	267,852.86	103,443.98	0.00

Copyright 2017, Wells Fargo Bank, N.A.						Page 21 of 26

Modified Loan Detail
Loan	Offering	Pre-Modification	Post-Modification	Pre-Modification Post-Modification		Modification
Number	Document	Balance	Balance	Interest Rate	Interest Rate	Date	Modification Description
Cross-Reference
No Modified Loans

Totals

Copyright 2017, Wells Fargo Bank, N.A.								Page 22 of 26

Historical Liquidated Loan Detail
Distribution		Beginning	Fees,	Most Recent	Gross Sales	Net Proceeds	Net Proceeds	Realized	Date of Current	Current Period	Cumulative	Loss to Loan
Date	ODCR	Scheduled	Advances,	Appraised	Proceeds or	Received on	Available for	Loss to Trust	Period Adj.	Adjustment	Adjustment	with Cum
		Balance	and Expenses *	Value or BPO	Other Proceeds	Liquidation	Distribution		to Trust	to Trust	to Trust	Adj. to Trust

No Liquidated Loans this Period

Current Total
Cumulative Total
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

Copyright 2017, Wells Fargo Bank, N.A.												Page 23 of 26

Historical Bond/Collateral Loss Reconciliation Detail
Distribution	Offering	Beginning	Aggregate	Prior Realized	Amts Covered by	Interest	Modification	Additional	Realized Loss	Recoveries of	(Recoveries)/
	Document	Balance	Realized Loss	Loss Applied	Credit Support/	(Shortages)/	/Appraisal	(Recoveries)	Applied to	Realized Losses	Losses Applied to
Date	Cross-Reference	at Liquidation	on Loans	to Certificates	Deal Structure	Excesses	Reduction Adj.	/Expenses	Certificates to Date	Paid as Cash	Certificate Interest

No Realized Losses this Period

Totals

Copyright 2017, Wells Fargo Bank, N.A.											Page 24 of 26

			Interest Shortfall Reconciliation Detail - Part 1
Offering	Stated Principal	Current Ending	Special Servicing Fees					Non-Recoverable	Interest on		Modified Interest
Document	Balance at	Scheduled				ASER	(PPIS) Excess	(Scheduled			Rate (Reduction)
Cross-Reference	Contribution	Balance	Monthly	Liquidation	Work Out			Interest)	Advances		/Excess
25	11,964,733.91	11,156,739.62	2,328.97	0.00	0.00	0.00	0.00	0.00		0.00	0.00

Totals	11,964,733.91	11,156,739.62	2,328.97	0.00	0.00	0.00	0.00	0.00		0.00	0.00

Copyright 2017, Wells Fargo Bank, N.A.											Page 25 of 26

			Interest Shortfall Reconciliation Detail - Part 2

Offering	Stated Principal	Current Ending	Reimb of Advances to the Servicer		Other (Shortfalls)/
Document	Balance at	Scheduled		Left to Reimburse	Refunds Comments
Cross-Reference	Contribution	Balance	Current Month	Master Servicer

		There are no Interest Shortfalls for the above columns for this Period.

Totals
Interest Shortfall Reconciliation Detail Part 2 Total				0.00
Interest Shortfall Reconciliation Detail Part 1 Total				2,328.97
Total Interest Shortfall Allocated to Trust				2,328.97

Copyright 2017, Wells Fargo Bank, N.A.						Page 26 of 26